Exhibit 99.6

Monthly Investor Report: Verizon Master Trust - VZMT 2023-5

Collection Period	April 2025
Payment Date	5/20/2025
Transaction Month	20
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note/ Note Balance	SOFR: Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A-1a	9/22/25	9/8/28	$265,070,000		5.61%			5.61%
Class A-1b	9/22/25	9/8/28	$113,600,000	29	SOFR30A + 0.68%	5/13/25	4.33228%	5.01%
Class B	9/22/25	9/8/28	$28,950,000		5.85%			5.85%
Class C	9/22/25	9/8/28	$17,380,000		6.09%			6.09%

Total			$425,000,000

Series Alloc % x Group One Available Funds								$29,586,534.48
Amounts paid by the Cap Counterparty								N/A
Available Subordinated Amounts								$0.00
Amounts drawn on the Reserve Account								$0.00
Amounts released from Principal Funding Account								$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption								$0.00

Total Available Funds								$29,586,534.48

Beginning of Period Reserve Account Balance								$4,632,152.59
Required Reserve Amount								$4,632,152.59
Shortfall in Required Reserve Amount								$0.00
Reserve Account funds needed this period (True/False)								FALSE
Reserve Account draw amount required								$0.00
Reserve Account Deposit Amount								$0.00

End of Period Reserve Account Balance								$4,632,152.59

Waterfall Distribution			Amount Due	Amount Paid	Shortfall	Carryover Shortfall		Remaining Available Funds
Master Collateral Agent Fee			$31.89	$31.89	$0.00	$0.00		$29,586,502.59
Owner Trustee Fee			$0.00	$0.00	$0.00	$0.00		$29,586,502.59
Asset Representations Reviewer Fee			$16.63	$16.63	$0.00	$0.00		$29,586,485.96
Supplemental ARR Fee			$70.08	$70.08	$0.00	$0.00		$29,586,415.88
Indenture Trustee Fee			$1,250.00	$1,250.00	$0.00	$0.00		$29,585,165.88
Servicing Fee			$327,484.95	$327,484.95	$0.00	$0.00		$29,257,680.93
Class A-1a Note Interest			$1,239,202.25	$1,239,202.25	$0.00	$0.00		$28,018,478.68
Class A-1b Note Interest			$458,679.31	$458,679.31	$0.00	$0.00		$27,559,799.37
First Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$27,559,799.37
Class B Note Interest			$141,131.25	$141,131.25	$0.00	$0.00		$27,418,668.12
Second Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$27,418,668.12
Class C Note Interest			$88,203.50	$88,203.50	$0.00	$0.00		$27,330,464.62
Third Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$27,330,464.62
Reserve Account up to Required Reserve Amount			$0.00	$0.00	$0.00	$0.00		$27,330,464.62
Regular Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$27,330,464.62
Supplemental Successor Servicer Fee			$0.00	$0.00	$0.00	$0.00		$27,330,464.62
Additional Interest Amounts			$0.00	$0.00	$0.00	$0.00		$27,330,464.62
Make-Whole Payments			$0.00	$0.00	$0.00	$0.00		$27,330,464.62
Additional Fees and Expenses			$0.00	$0.00	$0.00	$0.00		$27,330,464.62
Additional Trust Expenses			$0.00	$0.00	$0.00	$0.00		$27,330,464.62
Class R Interest			$27,330,464.62	$27,330,464.62	$0.00	$0.00		$0.00

Total			$29,586,534.48	$29,586,534.48	$0.00	$0.00

Total Priority Principal Payments and Additional Interest Amounts								$0.00

Noteholder Payments			Note Balance Payments	PFA Account Payment	Interest Payment	Add’l Interest Amount	Make-Whole Payment	Total Payment
Class A-1a			$0.00	$0.00	$1,239,202.25	$0.00	$0.00	$1,239,202.25
Class A-1b			$0.00	$0.00	$458,679.31	$0.00	$0.00	$458,679.31
Class B			$0.00	$0.00	$141,131.25	$0.00	$0.00	$141,131.25
Class C			$0.00	$0.00	$88,203.50	$0.00	$0.00	$88,203.50

Total			$0.00	$0.00	$1,927,216.31	$0.00	$0.00	$1,927,216.31

Noteholder Payments	Note Balance per $1,000 of Notes	Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
		Total Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$4.68	$0.00	$4.68	$265,070,000.00	$1.00	$265,070,000.00	$1.00
Class A-1b	$1,000.00	$4.04	$0.00	$4.04	$113,600,000.00	$1.00	$113,600,000.00	$1.00
Class B	$1,000.00	$4.88	$0.00	$4.88	$28,950,000.00	$1.00	$28,950,000.00	$1.00
Class C	$1,000.00	$5.08	$0.00	$5.08	$17,380,000.00	$1.00	$17,380,000.00	$1.00

Total	$1,000.00	$4.53	$0.00	$4.53	$425,000,000.00	$1.00	$425,000,000.00	$1.00

					Beginning Period		Add: Deposit	Ending Period
Principal Funding Account Limit					$212,500,000.00			$212,500,000.00
Principal Funding Account Balance					$0.00		$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.